Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Fair Value Measurements [Abstract]
Carrying value of time deposits	¥ 500,436	$ 3,304	¥ 50,002